Cash and Cash Equivalents (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	$ 2,828	$ 3,001	$ 10,312	$ 10,817
USD [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	2,220	2,040
NIS [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	354	880
Other currencies [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	$ 254	$ 81